OTHER ACCOUNTS RECEIVABLE, NET - Net of impairment losses (Details) - COP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Financial assets	$ 305,457,293	$ 304,853,883
Accumulated impairment
Disclosure of financial assets [line items]
Financial assets	(8,935,367)	(10,478,009)
Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	243,432,271	251,981,889
Financial assets at amortised cost, category | Accumulated impairment
Disclosure of financial assets [line items]
Financial assets	(8,830,940)	(10,387,285)
Other accounts receivable at fair value through profit or loss, mandatorily measured at fair value, and at amortized cost
Disclosure of financial assets [line items]
Financial assets	24,458,906	27,958,402
Other accounts receivable at fair value through profit or loss, mandatorily measured at fair value, and at amortized cost | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	24,851,598	28,320,373
Other accounts receivable at fair value through profit or loss, mandatorily measured at fair value, and at amortized cost | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	22,216,161	24,138,538
Other accounts receivable at fair value through profit or loss, mandatorily measured at fair value, and at amortized cost, contract assets, service concession arrangements
Disclosure of financial assets [line items]
Financial assets	17,066,702	19,260,241
Other accounts receivable at fair value through profit or loss, mandatorily measured at fair value, and at amortized cost, contract assets, service concession arrangements | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	17,075,157	19,269,344
Other accounts receivable at fair value through profit or loss, mandatorily measured at fair value, and at amortized cost, contract assets, service concession arrangements | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	14,439,720	15,087,509
Other accounts receivable at fair value through profit or loss, mandatorily measured at fair value, and at amortized cost, contract assets, service concession arrangements | Financial assets at amortised cost, category | Accumulated impairment
Disclosure of financial assets [line items]
Financial assets	(8,455)	(9,103)
Other accounts receivable at fair value through profit or loss, mandatorily measured at fair value, and at amortized cost, contract assets, other accounts receivable | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	7,776,441	9,051,029
Other accounts receivable at fair value through profit or loss, mandatorily measured at fair value, and at amortized cost, contract assets, other accounts receivable | Financial assets at amortised cost, category | Accumulated impairment
Disclosure of financial assets [line items]
Financial assets	$ (384,237)	$ (352,868)